Loan and Lease Operations - Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Payments receivable	R$ 11,707	R$ 12,830
Future financial income	(3,094)	(3,553)
Present value	8,613	9,277
From 1 to 2 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,727	1,809
Future financial income	(456)	(472)
Present value	1,271	1,337
From 2 to 3 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,394	1,424
Future financial income	(369)	(398)
Present value	1,025	1,026
From 3 to 4 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,042	1,153
Future financial income	(296)	(337)
Present value	746	816
From 4 to 5 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	834	930
Future financial income	(251)	(289)
Present value	583	641
Current [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	2,365	2,277
Future financial income	(351)	(597)
Present value	2,014	1,680
Current [member] | Up to one year [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	2,365	2,277
Future financial income	(351)	(597)
Present value	2,014	1,680
Non-current [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	9,342	10,553
Future financial income	(2,743)	(2,956)
Present value	6,599	7,597
Non-current [member] | Over 5 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	4,345	5,237
Future financial income	(1,371)	(1,460)
Present value	R$ 2,974	R$ 3,777